16. Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
Intangible assets
16.	Intangible assets

Intangible assets acquired separately are measured at cost, less amortization and impairment losses, if any. Internally generated intangible assets, excluding capitalized software development costs, are recognized as expenses when incurred.

Intangible assets consist mainly of software acquired from third parties, software developed for internal use, commercial rights (stores’ rights of use), customer lists and brands.

Intangible assets with definite useful lives are amortized by the straight-line method. The amortization period and method are reviewed, at least, at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimate.

Software development costs recognized as assets are amortized over their useful lives (5 to 10 years). The weighted average amortization rate is 10.82%, beginning the amortization when the assets become operational.

Intangible assets with indefinite useful lives are not amortized, but tested for impairment at the end of each reporting period or whenever there are indications that their carrying amount may be impaired either individually or at the level of the cash-generating unit. The assessment is reviewed annually to determine whether the indefinite life assumption remains appropriate. Otherwise, the useful life is changed prospectively from indefinite to definite.

When applicable, gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net proceeds from the sale of the asset and its carrying amount, any gain or loss is recognized in the statement of operations in the year the asset is derecognized.

	Balance at 12.31.2019	Additions	Amortization	Write-off	Remeasurement	Exchange rate changes	Transfer	Deconsolidation Sendas	Balance at 12.31.2020

Goodwill	1,314	-	-	-	-	39	15	(618)	750
Tradename	3,062	-	(1)	-	-	713	-	(40)	3,734
Commercial rights (note 16.2)	136	6	-	-	-	-	-	(95)	47
Software	888	191	(179)	(2)	-	19	183	(70)	1,030
	5,400	197	(180)	(2)	-	771	198	(823)	5,561
Lease-right of use:
Right of use Paes Mendonça (*)	780	-	(47)	-	49	-	-	(215)	567
Software	56	1	(21)	-	-	-	-	-	36
	836	1	(68)	-	49	-	-	(215)	603
Total	6,236	198	(248)	(2)	49	771	198	(1,038)	6,164

(*) Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores by 30-year term

	Balance at 12.31.2018	Additions	Business combination (*)	Amortization	Write-off	Remeasurement	Exchange rate changes	Transfer	Deconsolidation Via Varejo	Balance at 12.31.2019

Goodwill	1,148	-	165	-	-	-	3	(1)	-	1,315
Tradename	39	-	2,949	-	-	-	66	8	-	3,062
Commercial rights (note 16.2)	111	24	-	-	-	-	-	-	-	135
Software	621	274	60	(110)	(7)	-	1	124	(75)	888
	1,919	298	3,174	(110)	(7)	-	70	131	(75)	5,400
Lease-right of use:
Right of use Paes Mendonça (**)	819	-	-	(45)	-	6	-	-	-	780
Software	80	-	-	(24)	(1)	-	-	-	1	56
	899	-	-	(69)	(1)	6	-	-	1	836
Total	2,818	298	3,174	(179)	(8)	6	70	131	(74)	6,236

(*) See note 13.1

(**) Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores by 30-year term

	Balance at 12.31.2020			Balance at 12.31.2019
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net

Goodwill	2,478	(1,728)	750	2,425	(1,111)	1,314
Tradename	3,736	(2)	3,734	3,062	-	3,062
Commercial rights (note 16.2)	47	-	47	135	1	136
Software	2,012	(982)	1,030	1,715	(827)	888
	8,273	(2,712)	5,561	7,337	(1,937)	5,400
Lease-right of use:
Right of use Paes Mendonça	653	(86)	567	836	(56)	780
Software	120	(84)	36	321	(265)	56
	773	(170)	603	1,157	(321)	836
Total intangibles	9,046	(2,882)	6,164	8,494	(2,258)	6,236
16.1.	Impairment assessment on intangible assets with indefinite useful life, including goodwill

The impairment test of intangibles uses the same practices described in Note 15 Property and equipment.

For impairment testing purposes, goodwill acquired through business combinations and licenses (brands) with indefinite life were allocated to a group of cash generating units, which correspond to our operating segments. They are retail and international retail (Éxito).

CGU’s recoverable value is calculated using the value in use based on estimated cash flow based on financial budgets approved by Board of Directors for the next three years. The discount rate used on cash flow projections was 7.9% (8.4% in 2019), and the cash flows exceeding the three-year period are extrapolated using a 4.6% growth rate (4.8% on December 31, 2019).  Based on this analysis no impairment charges were recorded. See considerations regarding the pandemic effects of COVID-19 in note 1.2.

The Éxito Group discount rate applied to cash flow projections is 6.5% (and cash flows exceeding the three-year period are extrapolated using a growth rate of 3%) in Colombia. The discount rate applied to cash flow projections is 9.4% (and cash flows exceeding the three-year period are extrapolated using a growth rate of 6.3%) in Uruguay. The discount rate applied to cash flow projections is 58.1% for 2021, 47.9% for 2022, 38.9% for 2023, 33.5% para 2024, 30.2% for 2025, 27.8% for 2026, 26.4% for 2027, 25.3% for 2028, 22.1% for 2029 and 19.6% for 2030 onwards and growth rate is 5.0% in Argentina. Based on this analysis no impairment charges were recorded.

Sensitivity analysis

Based on the probable scenario, a sensitivity analysis was made for a 0.5 percentage points increase / decrease in the discount rate and growth rate. In any combination, the value of the segment's cash flow is higher than its book value. As a result of this analysis, there was no need to record a provision for impairment of these assets.

16.2.	Commercial right

Commercial rights are the right to operate the stores under acquired rights, or through business combinations.

Commercial rights are considered recoverable, either through the expected cash flows of the related store or the sale to third parties.

Commercial rights with a defined useful life are tested using the same assumptions for the Company's impairment test, following the term of use of these assets.

16.3.	Additions to intangible assets for cash flow presentation purposes:
	2020	2019

Additions	198	298
Lease	-	(1)
Intangible assets financing - Addition	(1)	(23)
Intangible assets financing - Payments	4	46
Total	201	320